united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	MUTUAL FUNDS - 82.9%
	ASSET ALLOCATION FUNDS - 7.2%
368,166	Miller Convertible Bond Fund *	$ 4,348,042
465,508	Rydex High Yield Strategy Fund *	10,851,000
		15,199,042

	DEBT FUNDS - 75.7%
2,190,382	BlackRock Funds II - Floating Rate Income Portfolio	21,706,682
5,477,183	BlackRock High Yield Portfolio	39,161,859
3,087,229	Columbia High Yield Bond Fund	8,644,240
979,806	Deutsche High Income Fund	4,301,348
310,027	Hartford High Yield Fund *	2,151,589
2,733,818	Invesco High Yield Fund	10,798,581
3,133,834	JPMorgan High Yield Fund	21,623,458
1,243,776	Lord Abbett High Yield Fund	8,644,240
1,209,548	MainStay High Yield Corporate Bond Fund *	6,458,989
236,940	Metropolitan West High Yield Bond Fund *	2,153,782
787,688	Neuberger Berman High Income Bond Fund *	6,443,286
2,343,926	PIMCO High Yield Fund *	19,618,663
549,845	RidgeWorth Seix High Yield Fund	4,288,789
677,395	SEI Institutional Managed Trust - High Yield Bond Fund *	4,315,006
		160,310,512

	TOTAL MUTUAL FUNDS (Cost - $176,516,186)	175,509,554

	EXCHANGE TRADED FUNDS - 15.4%
	DEBT FUNDS - 15.4%
173,606	iShares iBoxx $ High Yield Corporate Bond Fund ETF	14,181,874
23,616	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,195,343
414,364	SPDR Barclays High Yield Bond Fund ETF	14,191,967
84,442	SPDR Barclays Short Term High Yield Bond ETF	2,180,293
	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,407,412)	32,749,477

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUNDS - 1.6%
1,634	BlackRock Cash Funds - Institutional, 0.47% **	1,634
1,001	Dreyfus Treasury Prime Cash Management, 0.18% **	1,001
2,405	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% **	2,405
3,386,871	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.35% **	3,386,871
1,001	STIT-Government & Agency Portfolio, 0.14% **	1,001
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,392,912)	3,392,912

	TOTAL INVESTMENTS - 99.9% (Cost - $212,316,510) (a)	$ 211,651,943
	OTHER ASSETS LESS LIABILITIES - 0.1%	154,558
	NET ASSETS - 100.0%	$ 211,806,501

*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $212,319,502
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 794,084
	Unrealized depreciation	(1,461,643)
	Net unrealized depreciation	$ (667,559)

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 4.0%
136,726	Altria Group, Inc.	$ 8,567,251
87,870	Philip Morris International, Inc.	8,620,926
		17,188,177
	AUTO MANUFACTURERS - 2.0%
637,991	Ford Motor Co.	8,612,878

	BEVERAGES - 2.0%
187,565	Coca-Cola Co.	8,701,140

	CHEMICALS - 5.8%
167,496	Dow Chemical Co.	8,518,847
96,915	LyondellBasell Industries	8,293,986
295,473	Mosaic Co.	7,977,771
		24,790,604
	COMPUTERS - 6.1%
724,692	HP, Inc.	8,928,205
59,551	International Business Machines Corp.	9,018,999
234,426	Seagate Technology PLC	8,075,976
		26,023,180
	COSMETICS/PERSONAL CARE - 2.0%
103,704	Procter & Gamble Co.	8,535,876

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
282,639	Invesco Ltd.	8,696,802
708,364	Navient Corp.	8,479,117
		17,175,919
	ELECTRIC - 8.1%
109,026	Duke Energy Corp.	8,796,218
111,668	Entergy Corp.	8,853,039
617,164	NRG Energy, Inc.	8,029,304
170,281	Southern Co.	8,808,636
		34,487,197
	ELECTRICAL COMPONENT & EQUIPMENT - 2.1%
165,403	Emerson Electric Co.	8,994,615

	ELECTRONICS - 2.0%
213,440	Garmin Ltd.	8,529,062

	FOREST PRODUCTS & PAPER - 2.1%
212,500	International Paper Co.	8,721,000

	GAS - 2.1%
418,060	CenterPoint Energy, Inc.	8,745,815

	HEALTHCARE PRODUCTS - 2.0%
209,447	Baxter International, Inc.	8,604,083

	INSURANCE - 4.0%
128,646	Cincinnati Financial Corp.	8,408,303
191,620	MetLife, Inc.	8,419,783
		16,828,086
	IRON/STEEL - 2.1%
186,855	Nucor Corp.	8,838,242

	LODGING - 2.2%
98,510	Wynn Resorts Ltd.	9,203,789

	MACHINERY - CONSTRUCTION & MINING - 2.1%
116,464	Caterpillar, Inc.	8,914,155

	MACHINERY - DIVERSIFIED - 2.1%
81,519	Cummins, Inc.	8,962,199

	MISCELLANEOUS MANUFACTURING - 2.1%
141,008	Eaton Corp. PLC	8,821,460
Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value
	OFFICE/BUSINESS EQUIPMENT - 2.1%
414,832	Pitney Bowes, Inc.	$ 8,935,481

	OIL & GAS - 3.8%
209,285	ConocoPhilips	8,427,907
758,010	Ensco PLC	7,860,564
		16,288,471
	PHARMACEUTICALS - 7.9%
146,862	AbbVie, Inc.	8,388,757
78,709	Johnson & Johnson	8,516,314
159,369	Merck & Co., Inc.	8,432,214
277,977	Pfizer, Inc.	8,239,238
		33,576,523
	PIPELINES - 6.0%
455,442	Kinder Morgan, Inc.	8,134,194
299,556	ONEOK, Inc.	8,944,742
279,539	Spectra Energy Corp.	8,553,893
		25,632,829
	RETAIL - 4.1%
213,774	Coach, Inc.	8,570,200
126,210	Wal-Mart Stores, Inc.	8,644,123
		17,214,323
	SAVINGS & LOANS - 2.0%
531,900	People's United Financial, Inc.	8,473,167

	SEMICONDUCTORS - 2.0%
162,375	Qualcomm, Inc.	8,303,858

	SOFTWARE - 2.0%
277,618	CA, Inc.	8,547,858

	TELECOMMUNICATIONS - 8.2%
221,008	AT&T, Inc.	8,656,883
266,036	CenturyLink, Inc.	8,502,511
1,575,949	Frontier Communications Corp.	8,809,555
161,402	Verizon Communications, Inc.	8,728,620
		34,697,569
	TOYS/GAMES/HOBBIES - 2.0%
256,582	Mattel, Inc.	8,626,287

	TOTAL COMMON STOCK (Cost - $408,290,476)	420,973,843

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
1,679	BlackRock Cash Funds - Institutional, 0.47% *	1,679
1,157	Dreyfus Treasury Prime Cash Management, 0.18% *	1,157
1,590	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% *	1,590
7,187,135	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.35% *	7,187,135
1,853	STIT-Government & Agency Portfolio, 0.14% *	1,853
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,193,414)	7,193,414

	TOTAL INVESTMENTS - 100.7% (Cost - $415,483,890) (a)	$ 428,167,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(2,968,113)
	NET ASSETS - 100.0%	$ 425,199,144

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $419,453,092
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 13,698,835
	Unrealized depreciation	(4,984,670)
	Net unrealized appreciation	$ 8,714,165

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2016 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 175,509,554	$ -	$ -	$ 175,509,554
Exchange Traded Funds	32,749,477	-	-	32,749,477
Money Market Funds	3,392,912	-	-	3,392,912
Total	$ 211,651,943	$ -	$ -	$ 211,651,943
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 420,973,843	$ -	$ -	$ 420,973,843
Money Market Fund	7,193,414	-	-	7,193,414
Total	$ 428,167,257	$ -	$ -	$ 428,167,257
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/27/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/27/2016